Related Party Transactions - Schedule of Aggregate Changes in Balance of Gross Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
Short term	$ 41	$ 41	$ 41
Total liability related to tax receivable agreement	$ 41	$ 41	$ 5,242